Unaudited Interim Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Limited Partner [Member]	General Partner [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
Beginning Balance, value at Dec. 31, 2019	$ 313,707	$ 187,021	$ (28)	$ 73,216	$ 53,498
Beginning Balance, units at Dec. 31, 2019		35,490,000	35,526	3,000,000	2,200,000
-Net income	13,394	$ 7,605	$ 8	$ 3,375	$ 2,406
-Distributions declared and paid (common and preferred units) (Note 10)	(5,781)	0	0	(3,375)	(2,406)
Ending Balance, value at Jun. 30, 2020	321,320	$ 194,626	$ (20)	$ 73,216	$ 53,498
Ending Balance, units at Jun. 30, 2020		35,490,000	35,526	3,000,000	2,200,000
Beginning Balance, value at Dec. 31, 2020	336,493	$ 209,784	$ (5)	$ 73,216	$ 53,498
Beginning Balance, units at Dec. 31, 2020		35,612,580	35,526	3,000,000	2,200,000
-Net income	24,980	$ 19,180	$ 19	$ 3,375	$ 2,406
- Issuance of common stock, net of issuance costs (Note 10)	3,294	$ 3,294	0	0	0
- Issuance of common stock, net of issuance costs (Note 10), units		1,189,667
-Distributions declared and paid (common and preferred units) (Note 10)	(5,781)	$ 0	0	(3,375)	(2,406)
Ending Balance, value at Jun. 30, 2021	$ 358,986	$ 232,258	$ 14	$ 73,216	$ 53,498
Ending Balance, units at Jun. 30, 2021		36,802,247	35,526	3,000,000	2,200,000